Income taxes - Reconciliation of the statutory income tax rate and effecitve income tax rate (Details) $ in Thousands, $ in Thousands	12 Months Ended				36 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017
Reconciliation of statutory income tax rate and the effective income tax rate as a percentage of net income before income tax
Income before income taxes	$ 149,504	$ 2,950,515	$ 2,623,283	$ 1,748,747
Current ISR		810,641	672,298	453,066
Deferred ISR		2,432	74,484	59,044
Income tax expense	$ 41,199	813,073	746,782	512,110
Add (deduct) effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes		71,107	37,513	19,236
Other		975	2,690	(6,722)
Statutary rate		$ 885,155	$ 786,985	$ 524,624
Effective rate (as a percent)	27.56%	27.56%	28.47%	29.28%
Add (deduct) effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes. (as a percent)	2.41%	2.41%	1.43%	1.10%
Other (as a percent)	0.03%	0.03%	0.10%	(0.38%)
Statutary rate (as a percent)	30.00%	30.00%	30.00%	30.00%	30.00%